Right-of-use assets and lease liabilities (Table)	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease liabilities
Summary of information about right-of-use assets

	Floating		Naval facilities
	production		and related logistic	Motorway
	storage and offloading		bases for oil and gas	concessions and service	Oil and gas distribution	Office
(€ million)	vessels (FPSO)	Drilling rig	transportation	stations	facilities	buildings	Vehicles	Other	Total
2021
Net carrying amount - beginning of the year	2,672	244	446	424	11	652	32	162	4,643
Additions		215	583	104	23	34	40	105	1,104
Depreciation(a)	(217)	(170)	(274)	(63)	(11)	(122)	(22)	(49)	(928)
Impairment			(25)	(6)	(14)			(14)	(59)
Currency translation differences	213	12	11	3		8		6	253
Changes in the scope of consolidaion						(6)		116	110
Other changes	(1)	(118)	(166)	(8)	5	52	(2)	(64)	(302)
Net carrying amount at the end of the year	2,667	183	575	454	14	618	48	262	4,821
Gross carrying amount at the end of the year	3,366	572	1,268	666	66	948	84	433	7,403
Provisions for depreciation and impairment	699	389	693	212	52	330	36	171	2,582

2020
Net carrying amount - beginning of the year	3,153	313	497	460	6	707	32	181	5,349
Additions	79	193	281	49	22	65	24	95	808
Depreciation(a)	(232)	(189)	(252)	(57)	(2)	(118)	(22)	(56)	(928)
Impairment				(21)	(15)			(11)	(47)
Currency translation differences	(251)	(13)	(13)			(8)		(7)	(292)
Other changes	(77)	(60)	(67)	(7)		6	(2)	(40)	(247)
Net carrying amount at the end of the year	2,672	244	446	424	11	652	32	162	4,643
Gross carrying amount at the end of the year	3,107	528	927	573	29	859	65	293	6,381
Provisions for depreciation and impairment	435	284	481	149	18	207	33	131	1,738

(a) Before capitalization of depreciation of tangible assets

Summary of information about liabilities for leased assets

Liabilities for leased assets were as follows:

	Current portion
	of long-term	Long-term
(€ million)	lease liabilities	lease liabilities	Total
2021
Book amount at the beginning of the year	849	4,169	5,018
Additions		1,102	1,102
Decreases	(934)	(5)	(939)
Currency translation differences	38	231	269
Changes in the scope of consolidation	14	89	103
Other changes	981	(1,197)	(216)
Book amount at the end of the year	948	4,389	5,337
2020
Book amount at the beginning of the year	889	4,759	5,648
Additions		808	808
Decreases	(866)	(3)	(869)
Currency translation differences	(40)	(269)	(309)
Other changes	866	(1,126)	(260)
Book amount at the end of the year	849	4,169	5,018

Summary of amounts recognized in the profit and loss account for leases

The amounts recognised in the profit and loss account consist of the following:

	2021	2020	2019
(€ million)
Other income and revenues
Income from remeasurement of lease liabilitiies	18	12	6
	18	12	6
Purchases, services and other
Short-term leases	85	67	115
Low-value leases	31	37	39
Variable lease payments not included in the measurement of lease liabilities	14	7	16
Capitalised direct cost associated with self-constructed assets - tangible assets	(4)	(2)	(2)
	126	109	168
Depreciation and impairments
Depreciation of RoU leased assets	928	928	999
Capitalised direct cost associated with self-constructed assets - tangible assets	(110)	(96)	(210)
Impairment losses of RoU leased assets	59	47	41
	877	879	830
Finance income (expense) from leases
Interests on lease liabilities	(304)	(347)	(378)
Capitalised finance expense of ROU leased assets - tangible assets	5	7	17
Net currency translation differences on lease liabilities	(34)	24	(6)
	(333)	(316)	(367)